General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Operation:

HUB Cyber Security Ltd. was incorporated under the laws of the State of Israel in 1984 and its headquarter is located in Tel-Aviv, Israel.

HUB Cyber Security Ltd. (formerly: Hub Cyber Security (Israel) Ltd.) (“the Company”) was incorporated under the laws of the State of Israel in 1984 and is engaged in developing and marketing quality management software tools and professional services solutions. The Company’s software tools aim to allow their users to scientifically predict system failures and prevent them during the design stage. The Company and its subsidiaries (“the Group”) are engaged in developing reliable quality assurance systems that support process and product enhancement. The Group’s main customers are organizations and institutions operating in the security, electronics, aviation, telecommunications, banking, and other sectors in Israel and worldwide. Following the merger between the Company and HUB (see below), the Company also operates in the Confidential Computing and network security industry.

The Company’s ordinary shares have been listed on the Tel-Aviv stock exchange (TASE) since January 23, 2000 and began trading on Nasdaq Capital Market since March 1, 2023. The Company was delisted from TASE on February 28, 2023.

On May 20, 2024, the Company received a letter from Nasdaq regarding the Company’s failure to timely file the Form 20-F for the fiscal year ended December 31, 2023 (the “Form 20-F”) with the Securities and Exchange Commission (the “SEC”), as required by Nasdaq Listing Rule 5250(c)(1) (the “Filing Requirement”).

On July 19, 2024 the Company responded to the aforementioned letter, stated its intention to comply with the Filing Requirement, and asked for an extension. On July 30, 2024 the Company received a reply from Nasdaq, granting its request for an extension to comply with the Filing Requirement until August 19, 2024.

b.	Merger between the Company and HUB Cyber Security TLV Ltd.:

In June 2021 the Company completed a merger between the Company and HUB Cyber Security Ltd (“HUB”) According to the business combination agreement, HUB became a wholly owned subsidiary of the Company and the Company allocated 51% of its issued and outstanding share capital as of the merger completion date to HUB’s shareholders. From the merger completion date, the Company holds the entire equity and voting rights in HUB.

c.	Merger between the Company and Mount Rainier Acquisition Corp.:

On March 23, 2022, the Company entered into a definitive Business Combination Agreement with Mount Rainier Acquisition Corp., a Delaware corporation (“RNER”) and Rover Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of HUB (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub merged with and into RNER, with RNER surviving the merger (the “Reverse Recapitalization”). Upon consummation of the Reverse Recapitalization and the other transactions contemplated by the Business Combination Agreement (the “Transactions”) on February 28, 2023 (the “Closing Date”), RNER became a wholly owned subsidiary of HUB.

Prior to the Closing Date, in connection with the closing of the Transactions, the Company and its shareholders recapitalized the Company’s equity securities whereby each ordinary share of the Company was converted into 0.712434 ordinary shares (the “Share Split”). In addition, and as part of the Share Split, each outstanding option to purchase an ordinary share was converted into an option to purchase 0.712434 ordinary shares and the exercise price of such option was increased by dividing the exercise price by 0.712434. As a result of the Share Split, the ordinary shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements.

The Transactions were accounted for as a reverse recapitalization, in accordance with the relevant International Financial Reporting Standards (“IFRS”) and the Group was deemed to be the accounting acquirer. RNER did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations”, and the Transactions were instead accounted for within the scope of IFRS 2 - “Share-based payment” (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2 the Company recorded a one-time share-based Share listing expense of $12,312 thousand at the closing of the Reverse Recapitalization that was calculated based on the excess of the fair value of the Company issued to public investors over the fair value of the identifiable net assets of RNER that were acquired. See additional information in note 5.

d.	Going Concern

The Company’s financial statements have been prepared on a basis that assumes that it will continue as a going concern and the ordinary course of business will continue in alignment with Management’s 2024-2025 business plan. However, the Company faces significant uncertainty regarding the adequacy of its liquidity and capital resources and its ability to repay its obligations as they become due.

As of December 31, 2023, the Company has incurred accumulated losses in the amount of $186,488 thousand, and had a negative working capital in the amount of $54,323 thousand. Also, for the year ended December 31, 2023 the Company used $16,885 thousand in operating activities. The Company expects to continue to incur losses in 2024 and potentially thereafter as well. On December 31, 2023, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the consolidated financial statements and the Company requires an immediate cash injection to fund its operations. Furthermore, there are several legal claims against the Company, for addition information refer to Note 22c. Those factors raise substantial doubt about the Company’s ability to continue as a going concern.

Since late 2023, the Company completed several strategic steps to improve its cash position. The Company undertook several efforts to to decreased its burn rate, including strategic layoffs and the replacement of lease contract. Additionally, the Company renegotiated key loan agreements and raised a total of more than $16,000 thousand from investors via debt structures and warrant exercise agreements, including over $5,000 thousand warrants exercised by AKINA Capital.

The Company’s management is closely monitoring the situation and has been attempting to alleviate the liquidity and capital resources concerns through interim financing facilities and other capital raising efforts. However, such efforts remain uncertain and are predicated upon events and circumstances which are outside the Company’s control.

The consolidated financial statements for the year ended December 31, 2023 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern. Such adjustments could be material.

e.	Loan to a related party

The Company has provided to Blackswan, a related party, an aggregated amount of $2,012 thousand under the BST Loan Agreement, of which $1,023 thousand was provided until December 31, 2023. See note 29(7).

f.	Internal investigation

As previously disclosed, on April 20, 2023, the Company’s board of directors appointed a Special Committee of Independent Directors (the “Special Committee”) to oversee an internal investigation (the “Internal Investigation”) in order to review certain allegations of misappropriation of Company funds and other potential fraudulent actions regarding the use of Company funds by a former senior officer of the Company. During the course of the Internal Investigation, the Special Committee, together with its outside advisers, believed that it found sufficient evidence to support a determination that the Company’s former Chief Executive Officer and President of U.S. operations and former member of the board of directors (“former CEO”), and the Company’s former Chief of Staff and wife of the former CEO, misappropriated (from a Company bank account over which the Company’s former CEO had sole signatory rights) a total of approximately NIS 2,000 thousand (approximately $582 thousand) for personal use. Further, in certain instances, evidence reviewed by the Special Committee demonstrated that the Company’s former CEO authorized payments to contractors without either (i) proper documentation and signatory approval; or (ii) required budget and expense reports. The employment of the former CEO, was terminated effective July 24, 2023 for cause and the Company’s former CEO resigned from the Company’s board on August 15, 2023. Additionally, the Company has commenced two legal actions in Israel against the Company’s former Chief of Staff and against the Company’s former CEO to omitted their requests for severance payments in accordance with Israeli law in connection with these determinations by the Special Committee.

Additionally, the Special Committee believed that it found sufficient evidence to determine that, one of the controllers of the Company, with the permission of the Company’s former CEO, used Company credit cards for personal use in the amount of approximately NIS 400 thousand (approximately $110 thousand). These personal expenses were neither factored into the controller’s payroll nor properly documented in the Company’s financial books and records. Additionally, the Company’s former CEO approved a bonus of NIS 250 thousand to the controller. However, this bonus was not paid to the controller but instead was paid to a third-party at the controller’s direction. Prior to the commencement of legal proceedings, the Company reached a settlement with the controller whereby the amount of the bonus in the amount of NIS 250 thousand plus VAT was repaid to the Company in 2023.

The Internal Investigation is complete, although the Company continues to pursue recovery of the misappropriated funds. These events regarding the Special Committee and Internal Investigation are the subject of possible regulatory review and expose the Company and its directors and officers to possible investigations and possible enforcement actions by regulators both in Israel and the United States, including the Israel Securities Authority (“ISA”), Israel Tax Authority, U.S. Securities and Exchange Commission (“SEC”), the Nasdaq Stock Market LLC (“Nasdaq”) and/or U.S. Department of Justice (“DOJ”). The Company has provided certain information and documentation to certain regulatory authorities and is prepared to respond to any regulatory inquiry it may receive. The Company’s management and its board of directors do not currently believe there are any impacts on the Company’s financial statements. If the Company were to be subject to an investigation or enforcement action from a regulatory agency it could have a material adverse effect on the Company’s business, financial position and results of operations.

If any federal authorities were to ultimately determine that the Company violated any laws or regulations, the Company may be exposed to a broad range of civil and criminal sanctions including, but not limited to, injunctive relief, disgorgement, fines, penalties, modifications to business practices including the termination or modification of existing business relationships, the imposition of compliance programs and the retention of a monitor to oversee future compliance by the Company, which could be costly and burdensome to the management, and could adversely impact the Company’s business, prospects, reputation, financial condition, liquidity, results of operations or cash flows. Even if an inquiry or investigation does not result in any adverse determinations, it potentially could create negative publicity and give rise to third-party litigation or other actions, which could also have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The Special Committee is neither a civil nor criminal court of law and no court has yet substantiated the findings of the Special Committee. It is possible that a court of law may find differently than the Special Committee has, which could expose the Company to counterclaims from the Former Senior Officer, the former Chief of Staff or others. Additionally, while the Company has informed the Former Senior Officer that he has been summarily dismissed as an employee and has commenced a legal action in Israel against the former Chief of Staff to omitted her requests for severance payments in accordance with Israeli law, there can be no assurance that the Former Senior Officer, the former Chief of Staff or others will not bring forth any claims or commence any litigation against the Company in connection with the former Senior Officer dismissal, the Company’s challenging the former Chief of Staff severance payments or the publication of the Special Committee’s findings from the Internal Investigation.

The Company have commenced legal actions in Israel against the Company’s former Chief of Staff and against the Company’s former CEO to dispute their requests for severance payments in accordance with Israeli law. Two actions were undertaken against the Company’s former Chief of Staff. In the initial action, the court granted an injunction preventing her from accessing her accumulated severance package. In the second action, it was requested that the court order that these sums be returned to the Company. In the action against the Company’s former CEO, the court was requested to grant an injunction against accessing the accumulated severance package and to order the return of the sums to the Company. These actions are time limited, so the initial action against the Company’s former Chief of Staff was initiated prior to the completion of the Special Committee Report and as such was based upon the limited information known at that time. The preliminary hearing in both of these cases is set for the coming months and both will be heard in front of the same judge who granted the injunction against the Company’s former Chief of Staff.

There can be no assurance that the Company’s former CEO, the Company’s former Chief of Staff or others will not bring forth any claims or commence any litigation against us in connection with the Company’s former CEO’s dismissal, his resignation from the board, the Company’s challenging the Company’s former Chief of Staff’s severance payments or the publication of the Special Committee’s findings from the Internal Investigation.

Further, the Company incurred substantial costs and diverted management resources in connection with the Internal Investigation, and the Internal Investigation itself caused us to fail to timely file the Company’s Annual Reports on Form 20-F for the fiscal years ended December 31, 2022 with the SEC. The Company may also incur material costs associated with the indemnification arrangements with the current and former directors and certain of the Company’s officers, as well as other indemnitees related to law suits or regulatory proceedings that have arisen and may arise in the future from the Internal Investigation.

g.	Definitions:

In these financial statements:

The Company	-	HUB Cyber Security Ltd.

RNER	-	Mount Rainier Acquisition Corp., a Delaware corporation

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Investees	-	Subsidiaries.

The Group	-	The Company and its investees.

Related parties	-	As defined in IAS 24.